Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Master Investment Portfolio
Entity Central Index Key	0000915092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Money Market Master Portfolio
Shareholder Report [Line Items]
Fund Name	Money Market Master Portfolio
Class Name	Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204-3956.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$ 4	0.07% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 108,178,542,060
Holdings Count | Holding	405
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 108,178,542,060
Number of Portfolio Holdings	405

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	30.9%
Repurchase Agreements	25.9%
Certificates of Deposit	25.9%
Time Deposits	13.6%
Corporate Bonds	1.1%
U.S. Treasury Obligations	0.4%
U.S. Government Sponsored Agency Securities	0.2%
Municipal Bonds	0.2%
Other Assets Less Liabilities	1.8

Treasury Money Market Master Portfolio
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Master Portfolio
Class Name	Treasury Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204-3956.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$ 4	0.07% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 20,678,796,690
Holdings Count | Holding	73
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 20,678,796,690
Number of Portfolio Holdings	73

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	54.5%
U.S. Treasury Obligations	41.4%
Other Assets Less Liabilities	4.1

Diversified Equity Alpha Master Portfolio
Shareholder Report [Line Items]
Fund Name	Diversified Equity Alpha Master Portfolio
Class Name	Diversified Equity Alpha Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Equity Alpha Master Portfolio (the “Master Portfolio”) (formerly known as Diversified Equity Master Portfolio) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Alpha Fund’s (formerly known as BlackRock Diversified Equity Fund) additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Alpha Master Portfolio	$ 7	0.14% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 2,806,948,217
Holdings Count | Holding	2,790
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 2,806,948,217
Number of Portfolio Holdings	2,790
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)(b)	Percent of Net Assets
Information Technology	26.9%
Financials	13.9%
Industrials	11.9%
Health Care	9.1%
Consumer Discretionary	7.6%
Communication Services	6.0%
Energy	3.7%
Consumer Staples	2.6%
Materials	2.5%
Utilities	2.1%
Real Estate	2.0%
Short-Term Securities	18.2%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security (a)(c)	Percent of Net Assets
NVIDIA Corp.	2.9%
Apple, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.5%
Samsung Electronics Co. Ltd.	1.3%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.1%
Broadcom, Inc.	1.1%
SK Hynix, Inc.	1.1%
(a)	Excludes underlying investments in equity swaps.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)(c)	Percent of Net Assets
NVIDIA Corp.	2.9%
Apple, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.5%
Samsung Electronics Co. Ltd.	1.3%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.1%
Broadcom, Inc.	1.1%
SK Hynix, Inc.	1.1%
(a)	Excludes underlying investments in equity swaps.
(c)	Excludes short-term securities.

Total International ex U.S. Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	Total International ex U.S. Index Master Portfolio
Class Name	Total International ex U.S. Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at blackrock.com/fundreports. You can als
o
request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$ 3	0.06% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 2,518,056,706
Holdings Count | Holding	1,744
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 2,518,056,706
Number of Portfolio Holdings	1,744
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	13.8%
Taiwan	9.3%
South Korea	8.1%
Canada	7.7%
United Kingdom	7.2%
China	6.5%
France	5.5%
Germany	5.0%
United States	4.7%
Switzerland	4.5%
Other #	30.1%
Liabilities in Excess of Other Assets	(2.4	) %
Ten largest holdings
Security (a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Samsung Electronics Co. Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.0%
Tencent Holdings Ltd.	0.9%
HSBC Holdings PLC	0.9%
Royal Bank of Canada	0.8%
Novartis AG, Class N	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Samsung Electronics Co. Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.0%
Tencent Holdings Ltd.	0.9%
HSBC Holdings PLC	0.9%
Royal Bank of Canada	0.8%
Novartis AG, Class N	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Large Cap Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	Large Cap Index Master Portfolio
Class Name	Large Cap Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request t hi
s information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$ 2	0.03% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 41,389,639,522
Holdings Count | Holding	1,029
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 41,389,639,522
Number of Portfolio Holdings	1,029
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	35.5%
Financials	12.4%
Industrials	10.1%
Communication Services	9.4%
Consumer Discretionary	9.3%
Health Care	9.0%
Consumer Staples	4.4%
Energy	3.0%
Utilities	2.1%
Materials	2.1%
Real Estate	2.1%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.9)
Ten largest holdings
Security (b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	6.0%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security (b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	6.0%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.7%
(b)	Excludes short-term securities.

S&P 500 Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Master Portfolio
Class Name	S&P 500 Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$ 1	0.01% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 59,596,299,102
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 59,596,299,102
Number of Portfolio Holdings	508
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	37.6%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Health Care	8.8%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Other*	2.5%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security (b)	Percent of Net Assets
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (b)	Percent of Net Assets
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
(b)	Excludes short-term securities.

U.S. Total Bond Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	U.S. Total Bond Index Master Portfolio
Class Name	U.S. Total Bond Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$ 2	0.04% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 3,293,777,884
Holdings Count | Holding	9,739
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 3,293,777,884
Number of Portfolio Holdings	9,739
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments (a)
U.S. Treasury Obligations	46.3%
U.S. Government Sponsored Agency Securities	24.9%
Corporate Bonds	24.6%
Foreign Agency Obligations	2.6%
Non-Agency Mortgage-Backed Securities	0.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.3%
Capital Trusts	0.1%
Credit quality allocation
Credit Rating (b)	Percent of Total Investments (a)
AAA/Aaa (c)	24.9%
AA/Aa	52.9%
A	11.4%
BBB/Baa	10.7%
N/R	0.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

International Tilts Master Portfolio
Shareholder Report [Line Items]
Fund Name	International Tilts Master Portfolio
Class Name	International Tilts Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$ 21	0.40% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 960,210,908
Holdings Count | Holding	457
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 960,210,908
Number of Portfolio Holdings	457
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.5%
United Kingdom	13.2%
France	10.1%
Germany	9.1%
Australia	7.2%
Netherlands	6.9%
United States	6.4%
Switzerland	6.3%
Spain	5.2%
Italy	3.9%
Other #	9.7%
Liabilities in Excess of Other Assets	(1.5	) %
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	4.4%
ABB Ltd., Class N	1.8%
Banco Santander SA	1.8%
Tokyo Electron Ltd.	1.5%
AstraZeneca PLC	1.5%
AXA SA	1.5%
HSBC Holdings PLC	1.5%
BHP Group Ltd., Class DI	1.4%
Siemens AG, Class N	1.3%
Nestle SA, Class N	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	4.4%
ABB Ltd., Class N	1.8%
Banco Santander SA	1.8%
Tokyo Electron Ltd.	1.5%
AstraZeneca PLC	1.5%
AXA SA	1.5%
HSBC Holdings PLC	1.5%
BHP Group Ltd., Class DI	1.4%
Siemens AG, Class N	1.3%
Nestle SA, Class N	1.2%
(a)	Excludes short-term securities.

[1]	Annualized.